UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10553

        Nuveen Arizona Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:          10/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR) October 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 10.7% (7.3% of Total Investments)
$1,250	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series	5/11 at 101.00	A-	$1,323,325
	2001A, 5.875%, 5/15/31
460	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster	12/14 at 100.00	BBB-	469,513
	Basic Schools Inc., Series 2004, 6.000%, 12/15/24
320	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/09 at 101.00	BBB-	326,934
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999,
	5.375%, 2/01/19
480	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB-	487,142
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34
	University of Arizona, Certificates of Participation, Series 2002A:
750	5.500%, 6/01/18 - AMBAC Insured	6/12 at 100.00	AAA	817,470
500	5.125%, 6/01/22 - AMBAC Insured	6/12 at 100.00	AAA	524,260

	Healthcare - 16.0% (10.9% of Total Investments)
735	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,	2/12 at 101.00	Baa3	762,305
	Series 2002A, 6.250%, 2/15/21
400	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A-	447,232
	1999A, 6.625%, 7/01/20
600	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004, 5.000%,	4/14 at 100.00	A-	612,498
	4/01/20
1,375	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic	7/14 at 100.00	A-	1,432,901
	Healthcare West, Series 2004A, 5.375%, 7/01/23
500	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Mayo Clinic	5/08 at 101.00	AA	520,175
	Hospital, Series 1998, 5.250%, 11/15/37
1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	A3	1,060,570
	Healthcare, Series 2001, 5.800%, 12/01/31
1,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional	8/13 at 100.00	Baa2	1,064,500
	Medical Center, Series 2003A, 6.000%, 8/01/33

	Housing/Multifamily - 7.9% (5.3% of Total Investments)
1,000	Maricopa County Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	10/11 at 105.00	AAA	1,054,240
	Revenue Refunding Bonds, Pine Ridge, Cambridge Court, Cove on 44th and Fountain Place Apartments,
	Series 2001A-1, 6.000%, 10/20/31
1,425	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue	7/12 at 105.00	AAA	1,526,902
	Bonds, Summit Apartments, Series 2002, 6.450%, 7/20/32
325	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue	4/15 at 100.00	Aaa	324,168
	Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)

	Housing/Single Family - 0.1% (0.1% of Total Investments)
50	Pima County Industrial Development Authority, Arizona, FNMA/GNMA Single Family Mortgage Revenue	11/10 at 101.00	AAA	51,391
	Bonds, Series 2001A-1, 5.350%, 11/01/24 (Alternative Minimum Tax)

	Industrials - 2.2% (1.5% of Total Investments)
810	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	BBB	819,388
	Management Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative Minimum Tax) (Mandatory put
	3/01/08)

	Tax Obligation/General - 33.3% (22.5% of Total Investments)
1,725	Chandler, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/17	7/12 at 100.00	AA+	1,817,960
	Maricopa County School District 6, Arizona, General Obligation Refunding Bonds, Washington
	Elementary School, Series 2002A:
1,000	5.375%, 7/01/15 - FSA Insured	No Opt. Call	AAA	1,112,250
1,000	5.375%, 7/01/16 - FSA Insured	No Opt. Call	AAA	1,116,080
1,165	Maricopa County Unified School District 69, Paradise Valley, Arizona, General Obligation Refunding	No Opt. Call	AAA	1,278,308
	Bonds, Series 2002A, 5.250%, 7/01/14 - FGIC Insured
285	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series	7/15 at 100.00	AAA	299,361
	2005B, 5.000%, 7/01/23 - MBIA Insured
1,000	Mesa, Arizona, General Obligation Bonds, Series 2000, 6.500%, 7/01/11 - FGIC Insured	No Opt. Call	AAA	1,143,820
1,405	Mesa, Arizona, General Obligation Bonds, Series 2002, 5.375%, 7/01/15 - FGIC Insured	No Opt. Call	AAA	1,562,711
	Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2002B:
1,700	5.000%, 7/01/22	7/12 at 100.00	AA+	1,778,472
500	5.000%, 7/01/27	7/12 at 100.00	AA+	515,830
1,000	Pinal County Unified School District 43, Apache Junction, Arizona, General Obligation Refunding	No Opt. Call	AAA	1,137,810
	Bonds, Series 2001, 5.750%, 7/01/15 - FGIC Insured
510	Scottsdale, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/24	7/11 at 100.00	AAA	531,950

	Tax Obligation/Limited - 38.9% (26.5% of Total Investments)
	Arizona State, Certificates of Participation, Series 2002A:
750	5.000%, 11/01/17 - MBIA Insured	5/12 at 100.00	AAA	788,393
1,000	5.000%, 11/01/18 - MBIA Insured	5/12 at 100.00	AAA	1,048,230
500	5.000%, 11/01/20 - MBIA Insured	5/12 at 100.00	AAA	521,535
140	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series 2005,	7/15 at 100.00	N/R	139,528
	5.500%, 7/15/29
312	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien	7/10 at 102.00	N/R	343,081
	Bonds, Series 2001A, 7.875%, 7/01/25
670	Goodyear Community Facilities Utility District 1, Arizona, General Obligation Bonds, Series 2003,	7/13 at 100.00	A	686,428
	5.350%, 7/15/28 - ACA Insured
1,000	Maricopa County Public Finance Authority, Arizona, Lease Revenue Bonds, Series 2001, 5.500%,	7/11 at 100.00	Aaa	1,088,800
	7/01/15 – AMBAC Insured
	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002:
840	5.375%, 6/01/18 - AMBAC Insured	6/12 at 100.00	Aaa	910,031
2,645	5.375%, 6/01/19 - AMBAC Insured	6/12 at 100.00	Aaa	2,865,514
1,500	Phoenix Industrial Development Authority, Arizona, Government Bonds, Capitol Mall LLC II, Series	3/12 at 100.00	AAA	1,614,180
	2001, 5.250%, 9/15/16 - AMBAC Insured
800	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic Plaza	7/15 at 100.00	AAA	840,312
	Expansion Project, Series 2005A, 5.000%, 7/01/22 - FGIC Insured
1,070	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract Revenue	No Opt. Call	A	1,093,166
	Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 - ACA Insured
1,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,	7/12 at 100.00	BBB	1,027,470
	Series 2002D, 5.125%, 7/01/24
750	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	N/R	754,635
	2005, 5.750%, 7/15/24
640	Yuma Municipal Property Corporation, Arizona, Municipal Facilities Tax Revenue Bonds, Series 2001,	7/10 at 100.00	AAA	668,211
	5.000%, 7/01/21 - AMBAC Insured

	Transportation - 5.6% (3.8% of Total Investments)
1,000	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 1998A,	7/08 at 101.00	AAA	1,023,410
	5.000%, 7/01/25 - FSA Insured
1,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B,	7/12 at 100.00	AAA	1,032,830
	5.250%, 7/01/27 (Alternative Minimum Tax) - FGIC Insured

	U.S. Guaranteed *** - 14.7% (10.0% of Total Investments)
1,000	Arizona State Transportation Board, Highway Revenue Bonds, Series 2002B, 5.250%, 7/01/21	7/12 at 100.00	AAA	1,088,630
	(Pre-refunded to 7/01/12)
715	Arizona State University, System Revenue Bonds, Series 2002, 5.750%, 7/01/27 (Pre-refunded to	7/12 at 100.00	AAA	799,291
	7/01/12) - FGIC Insured
1,000	Gilbert, Arizona, General Obligation Bonds, Series 2002A, 5.000%, 7/01/18 (Pre-refunded to	7/11 at 100.00	AAA	1,070,350
	7/01/11) - AMBAC Insured
300	Maricopa County Unified School District 89, Dysart, Arizona, General Obligation Bonds, Series	7/14 at 100.00	AAA	328,947
	2004B, 5.250%, 7/01/20 (Pre-refunded to 7/01/14) - FSA Insured
1,000	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2004, 5.125%, 7/01/23	7/14 at 100.00	AAA	1,087,380
	(Pre-refunded to 7/01/14) - FSA Insured
990	Scottsdale, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/24 (Pre-refunded to	7/11 at 100.00	AAA	1,060,686
	7/01/11)

	Utilities - 7.0% (4.8% of Total Investments)
1,115	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,219,531
	Hoover Project, Series 2001, 5.250%, 10/01/15
1,000	Mesa, Arizona, Utility System Revenue Bonds, Series 2002, 5.000%, 7/01/20 - FGIC Insured	7/11 at 100.00	AAA	1,048,650
320	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	1/13 at 100.00	AA	333,750
	Bonds, Series 2002B, 5.000%, 1/01/22

	Water and Sewer - 10.8% (7.3% of Total Investments)
500	Maricopa County Industrial Development Authority, Arizona, Water System Improvement Revenue Bonds,	12/07 at 102.00	AAA	523,880
	Chaparral City Water Company, Series 1997A, 5.400%, 12/01/22 (Alternative Minimum Tax) - AMBAC
	Insured
360	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	375,075
	5.000%, 7/01/23 - MBIA Insured
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding Bonds,	No Opt. Call	AAA	1,137,180
	Series 2001, 5.500%, 7/01/22 - FGIC Insured
805	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	836,540
	2005, 5.000%, 7/01/29 - MBIA Insured
1,000	Tucson, Arizona, Water System Revenue Refunding Bonds, Series 2002, 5.500%, 7/01/18 - FGIC Insured	7/12 at 102.00	AAA	1,100,280

$50,992	Total Long-Term Investments (cost $52,124,947) - 147.2%			54,375,390

	Other Assets Less Liabilities - 2.9%			1,076,005

	Preferred Shares, at Liquidation Value - (50.1)%			(18,500,000)

	Net Assets Applicable to Common Shares - 100%			$36,951,395

Forward Swaps outstanding at October 31, 2005:

Counterparty	Notional Amount	Fixed Rate Paid by the Fund (annualized)	Fixed Rate Payment Frequency	Floating Rate Received by the Fund Based On	Floating Rate Payment Frequency	Effective Date (2)	Termination Date	Unrealized Appreciation

Citigroup	$600,000	4.699%	Semi-annually	3-month USD-LIBOR	Quarterly	2/27/06	2/27/26	$41,566
JPMorgan	500,000	4.833%	Semi-annually	3-month USD-LIBOR	Quarterly	2/09/06	2/09/36	34,597
Morgan Stanley	700,000	4.816%	Semi-annually	3-month USD-LIBOR	Quarterly	2/15/06	2/15/36	50,682

								$126,845

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest rate payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2005, the cost of investments was $52,307,524.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2005, were as follows:

Gross unrealized
Appreciation	$2,354,147
Depreciation	(286,281)

Net unrealized appreciation of investments	$2,067,866

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         12/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         12/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         12/29/05

* Print the name and title of each signing officer under his or her signature.